Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 TWD ($)	Aug. 31, 2024 TWD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 TWD ($)	Feb. 28, 2024 USD ($)	Mar. 31, 2022 TWD ($)
Disclosure of associates [Line Items]
Investments in associates	$ 8,870		$ 8,243
Investment in joint venture	9		9
Investments accounted for using equity method	8,879		8,252		$ 271
The Company's share of profits (loss)	157	$ 5	253	$ 442
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Investments in associates	3,951		4,293
Investments accounted for using equity method	$ 3,951		$ 4,293
Percentage of ownership in associates	46.26%		46.26%	41.90%	46.26%
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 1,849		$ 1,409			$ 376
Percentage of ownership in associates	33.16%		34.00%		33.16%
Fair values based on the closing market prices	$ 3,838		$ 4,062
KingwayTek Technology Co., Ltd. ("KWT") - Listed [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 242		$ 229
Percentage of ownership in associates	23.00%		23.00%		23.00%
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 573		$ 543
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 373		$ 309
Percentage of ownership in associates	40.00%		40.00%		40.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 313		$ 285
Percentage of ownership in associates	38.00%		38.00%		38.00%
Taiwania Hive Technology Fund L.P. ('TWTF') [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 276		$ 0				$ 288	$ 9		$ 30
Percentage of ownership in associates	42.00%		0.00%		42.00%		41.75%	41.75%
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 274		$ 212
Percentage of ownership in associates	16.00%		19.00%		16.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 253		$ 258
Percentage of ownership in associates	50.00%		50.00%		50.00%
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 193		$ 226
Percentage of ownership in associates	30.00%		30.00%		30.00%
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 151		$ 165
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 132		$ 120
Percentage of ownership in associates	27.00%		27.00%		27.00%
Porrima Inc. ('PORRIMA') [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 78		$ 0						$ 80
Percentage of ownership in associates	10.00%		0.00%		10.00%				10.00%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 61		$ 57
Percentage of ownership in associates	40.00%		40.00%		40.00%
Imedtac Co., Ltd. ("IME") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 57		$ 47
Percentage of ownership in associates	10.00%		7.00%		10.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 51		$ 42
Percentage of ownership in associates	49.00%		49.00%		49.00%
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 26		$ 31
Percentage of ownership in associates	29.00%		29.00%		29.00%
Baohwa Trust Co., Ltd. [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 12		$ 10								$ 20
Percentage of ownership in associates	25.00%		25.00%		25.00%						40.00%
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 5		$ 7
Percentage of ownership in associates	49.00%		49.00%		49.00%
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	46.00%		46.00%		46.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	22.58%				22.58%
Fair values based on the closing market prices	$ 897		$ 988
Total for all associates [member]
Disclosure of associates [Line Items]
The Company's share of profits (loss)	494		647	$ 868
The Company's share of other comprehensive income (loss)	40		(23)	13
The Company's share of total comprehensive income (loss)	$ 534		$ 624	$ 881